Notes payable (Details Textuals) (Line of Credit, Shanghai Pudong Development Bank)	Apr. 25, 2012 USD ($)	Apr. 25, 2012 CNY	Mar. 19, 2012 USD ($)	Mar. 19, 2012 CNY	Dec. 22, 2011 USD ($)	Dec. 22, 2011 CNY
Line of Credit Facility [Line Items]
Amount of grant from line of credit	$ 3,168,000	20,000,000	$ 1,584,000	10,000,000	$ 3,166,000	20,000,000
Percentage of notes payable deposit as guarantee deposit	50.00%	50.00%	100.00%	100.00%	50.00%	50.00%
Processing fees based on the face value	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%